Income Taxes - Schedule of Reconciliation of Income Taxes Computed Using U.S. Federal Statutory Rate to that Reflected in Operations (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Income taxes using U.S. federal statutory rate					21.00%	21.00%	21.00%
State income taxes, net of federal benefit					5.30%	(1.00%)	7.84%
Impact of R&D tax credit on effective tax rate					3.68%	4.91%	2.87%
Stock option shortfalls and cancellations					(1.22%)	(3.33%)	(4.74%)
Permanent items and other					(0.89%)	(1.86%)	(1.29%)
Change in valuation allowance					(27.34%)	(19.88%)	(25.69%)
Provision to return					(0.53%)	0.16%	0.01%
Total	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%